As filed with the Securities and Exchange Commission on March 8, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7242

                                  CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                            John Y. Keffer, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                     Date of fiscal year end: JUNE 30, 2003

        Date of reporting period: JULY 1, 2003 THROUGH DECEMBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            SEMI-ANNUAL REPORT DECEMBER 31, 2003
--------------------------------------------------------------------------------

CUTLER VALUE FUND          Cutler Investment Counsel, LLC         Forum Shareholder Services, LLC
                           3555 Lear Way                                      Two Portland Square
                           Medford, Oregon 97504                            Portland, Maine 04101

--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

The enclosed materials constitute the semi-annual report for the Cutler Value Fund through December 31, 2003. At Cutler, we are very pleased with the results from these past two quarters and are optimistic about the future direction of the market.

The fourth quarter marked a shift in the momentum of the market, as large-cap stocks began to outperform small- and mid-cap companies. To the extent large-cap stocks continue to gain favor over other asset classes, we believe the Fund is well-positioned to participate in this potential trend. In addition, taxation of dividend income has been reduced which leads us to believe that a renewed emphasis on income will favor our strategy going forward.

The Fund's holdings at year-end consist of blue-chip, high quality dividend payers that have been a hallmark of Cutler's investment strategy. Each stock currently held by the Fund (but not necessarily held by the Fund for the duration of the period) has paid a dividend for at least 10 years without a reduction. Interestingly, while all of the Fund's holdings have raised their dividends in this 10-year period, 16 have raised them at least 10 times and another six, at least nine times. During the fourth quarter alone, eight companies in the Fund announced dividend increases.*

The enclosed report highlights the composition of the Fund's holdings. If you have any questions, please feel free to contact our office. We appreciate your continued support, and wish you a healthy and prosperous new year.

Sincerely,

/s/ Kenneth R. Cutler                       /s/ Erich M. Patten

Kenneth R. Cutler                           Erich M. Patten
Chairman of the Board                       Portfolio Manager
The Cutler Trust                            Cutler Investment Counsel, LLC

*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. EXELON CORPORATION WAS FORMED FROM A MERGER INVOLVING PECO ENERGY, AND THUS DOES NOT HAVE A 10-YEAR DIVIDEND HISTORY.

THE VIEWS IN THIS REPORT WERE THOSE OF THE CUTLER TRUST'S INVESTMENT ADVISOR AS OF DECEMBER 31, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (02/04)

--------------------------------------------------------------------------------
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------
SHARES    SECURITY DESCRIPTION                                      VALUE

          COMMON STOCK - 99.8%

          CONSUMER DISCRETIONARY - 4.3%
   35,500 General Motors Corp.                                      $ 1,895,700
                                                               -----------------

          CONSUMER STAPLES - 11.4%
   52,900 ConAgra Foods, Inc.                                         1,396,031
   23,350 General Mills, Inc.                                         1,057,755
   23,650 Kimberly-Clark Corp.                                        1,397,478
   12,250 Procter & Gamble Co.                                        1,223,530
                                                               -----------------
                                                                      5,074,794
                                                               -----------------

          ENERGY - 10.9%
   15,700 ChevronTexaco Corp.                                         1,356,323
   22,850 ConocoPhillips                                              1,498,274
   32,360 Exxon Mobil Corp.                                           1,326,760
   14,250 Kerr-McGee Corp.                                              662,483
                                                               -----------------
                                                                      4,843,840
                                                               -----------------

          FINANCIALS - 18.1%
   41,000 Bank of New York Co., Inc.                                  1,357,920
   32,950 Citigroup, Inc.                                             1,599,393
   37,400 J.P. Morgan Chase & Co.                                     1,373,702
   27,250 Lincoln National Corp.                                      1,100,083
   53,000 U.S. Bancorp                                                1,578,340
   18,550 Wells Fargo & Co.                                           1,092,410
                                                               -----------------
                                                                      8,101,848
                                                               -----------------

          HEALTH CARE - 8.6%
   56,550 Bristol-Myers Squibb Co.                                    1,617,330
    4,000 Johnson & Johnson                                             206,640
   24,700 Merck & Co., Inc.                                           1,141,140
   25,050 Pfizer, Inc.                                                  885,017
                                                               -----------------
                                                                      3,850,127
                                                               -----------------


See Notes to Financial Statements.     2

--------------------------------------------------------------------------------
CUTLER VALUE FUND


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                      VALUE

          INDUSTRIALS - 16.4%
   16,500 3M Co.                                                    $ 1,402,995
   19,950 Caterpillar, Inc.                                           1,656,249
   18,950 Emerson Electric Co.                                        1,227,012
   41,600 General Electric Co.                                        1,288,768
   20,000 Pitney Bowes, Inc.                                            812,400
    9,700 United Technologies Corp.                                     919,269
                                                               -----------------
                                                                      7,306,693
                                                               -----------------

          INFORMATION TECHNOLOGY - 2.9%
   56,300 Hewlett-Packard Co.                                         1,293,211
                                                               -----------------


          MATERIALS - 12.6%
   39,650 Alcoa, Inc.                                                 1,506,700
   34,000 Dow Chemical Co.                                            1,413,380
   28,100 E.I. du Pont de Nemours & Co.                               1,289,509
   22,000 Weyerhaeuser Co.                                            1,408,000
                                                               -----------------
                                                                      5,617,589
                                                               -----------------

          TELECOMMUNICATION SERVICES - 3.2%
   54,000 SBC Communications, Inc.                                    1,407,780
                                                               -----------------

          UTILITIES - 11.4%
   27,900 Consolidated Edison, Inc.                                   1,199,979
   21,100 Exelon Corp.                                                1,400,196
   66,400 National Fuel Gas Co.                                       1,622,816
   20,950 Peoples Energy Corp.                                          880,738
                                                               -----------------
                                                                      5,103,729
                                                               -----------------

          TOTAL COMMON STOCK (COST $39,644,449)                      44,495,311
                                                               -----------------

          SHORT-TERM HOLDINGS - 0.6%
  268,753 Monarch Daily Assets Cash Fund (Cost $268,753)                268,753
                                                               -----------------

              TOTAL INVESTMENTS IN SECURITIES - 100.4%
              (COST $39,913,202)                                   $ 44,764,064
              Other Assets and Liabilities, Net (-0.4%)                (189,019)
                                                               -----------------

              TOTAL NET ASSETS - 100.0%                            $ 44,575,045
                                                               =================


See Notes to Financial Statements.     3

--------------------------------------------------------------------------------
CUTLER VALUE FUND


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------




ASSETS
      Total investments, at value (Cost $39,913,202)                                                 $ 44,764,064
      Interest and dividends receivable                                                                   105,660
      Prepaid expenses                                                                                      8,758
                                                                                            ----------------------
Total Assets                                                                                           44,878,482
                                                                                            ----------------------

LIABILITIES
      Dividends payable                                                                                   230,028
      Accrued Liabilities:
         Payables to related parties                                                                       22,505
         Trustees' fees and expenses                                                                        7,121
         Other accrued expenses                                                                            43,783
                                                                                            ----------------------
Total Liabilities                                                                                         303,437
                                                                                            ----------------------

NET ASSETS                                                                                           $ 44,575,045
                                                                                            ======================

COMPONENTS OF NET ASSETS
      Paid-in capital                                                                                $ 58,557,129
      Accumulated undistributed (distributions in excess of) net investment income                         (3,184)
      Accumulated net realized gain (loss) on investments                                             (18,829,762)
      Net unrealized appreciation (depreciation) on investments                                         4,850,862
                                                                                            ----------------------
NET ASSETS                                                                                           $ 44,575,045
                                                                                            ======================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
         Based on net assets of $44,575,045 and 4,740,887 shares outstanding                                $9.40
                                                                                            ======================


See Notes to Financial Statements.     4

--------------------------------------------------------------------------------
CUTLER VALUE FUND


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------




INVESTMENT INCOME
      Dividend income                                                                      $ 706,025
                                                                               ----------------------
Total Investment Income                                                                      706,025
                                                                               ----------------------

EXPENSES
      Investment advisory fees                                                               158,175
      Administration fees                                                                     22,705
      Transfer agency fees                                                                    14,500
      Shareholder servicing fees                                                                 689
      Custody fees                                                                             3,512
      Accounting fees                                                                         26,123
      Professional fees                                                                       30,715
      Trustees' fees and expenses                                                             13,966
      Registration fees                                                                        7,261
      Miscellaneous expenses                                                                  18,345
                                                                               ----------------------
Total Expenses                                                                               295,991
      Fees waived                                                                            (32,358)
                                                                               ----------------------
Net Expenses                                                                                 263,633
                                                                               ----------------------

NET INVESTMENT INCOME (LOSS)                                                                 442,392
                                                                               ----------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         Net realized gain (loss) from investments                                           (72,883)
         Net change in unrealized appreciation (depreciation) on investments               5,455,816
                                                                               ----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                     5,382,933
                                                                               ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                        $ 5,825,325
                                                                               ======================


See Notes to Financial Statements.     5

--------------------------------------------------------------------------------
CUTLER VALUE FUND



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                                                           July 1, 2003             Year
                                                                                to                  Ended
                                                                         December 31, 2003      June 30, 2003
                                                                       ----------------------  ----------------

OPERATIONS
    Net investment income (loss)                                                   $ 442,392         $ 373,858
    Net realized gain (loss) from investments                                        (72,883)       (2,856,341)
    Net change in unrealized appreciation (depreciation) on investments            5,455,816         3,066,857
                                                                       ----------------------  ----------------
    Increase (decrease) in net assets from operations                              5,825,325           584,374
                                                                       ----------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                                           (442,106)         (376,639)
                                                                       ----------------------  ---------------

CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                                 1,860,512         3,121,017
    Transactions due to reorganization                                                     -        20,681,496
    Reinvestment of distributions                                                    199,057           347,681
    Redemption of shares                                                          (4,117,954)       (6,070,627)
                                                                       ----------------------  ----------------
    Increase (decrease) from capital share transactions                           (2,058,385)       18,079,567
                                                                       ----------------------  ----------------
    Increase (decrease) in net assets                                              3,324,834        18,287,302
                                                                       ----------------------  ----------------

NET ASSETS
    Beginning of Period                                                           41,250,211        22,962,909
                                                                       ----------------------  ----------------
    End of Period (a)                                                           $ 44,575,045      $ 41,250,211
                                                                       ======================  ================

SHARE ACTIVITY
    Sale of shares                                                                   213,977           394,437
    Transactions due to reorganization                                                     -         2,744,243
    Reinvestment of distributions                                                     24,099            45,394
    Redemption of shares                                                            (474,413)         (801,965)
                                                                       ----------------------  ----------------
    Increase (decrease) in shares                                                   (236,337)        2,382,109
                                                                       ======================  ================

 (a) Accumulated undistributed (distributions in excess of)
     net investment income                                                          $ (3,184)         $ (3,470)
                                                                       ----------------------  ----------------


See Notes to Financial Statements.     6

--------------------------------------------------------------------------------
CUTLER VALUE FUND



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These financial highlights reflect              July 1, 2003
selected data for a share outstanding               to                                Year Ended June 30,
throughout each period                           December 31,   ----------------------------------------------------------------
                                                     2003             2003          2002         2001         2000         1999
                                               --------------   ------------   -----------   ---------   ----------   ----------

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.29         $ 8.85       $ 10.38      $ 9.78      $ 18.93      $ 21.02
                                               --------------   ------------   -----------   ---------   ----------   ----------

INVESTMENT OPERATIONS
     Net investment income (loss)                       0.09           0.13          0.08        0.08         0.12         0.14
     Net realized and unrealized gain (loss)
     on investments                                     1.11          (0.56)(a)     (1.53)       0.79        (1.97)        2.73
                                               --------------   ------------   -----------   ---------   ----------   ----------

Total from Investment Operations                        1.20          (0.43)         1.45        0.87        (1.85)        2.87
                                               --------------   ------------   -----------   ---------   ----------   ----------

Distributions From
     Net investment income                             (0.09)         (0.13)        (0.08)      (0.08)       (0.12)       (0.14)
     In excess of net investment income                    -              -             -           -            -            - (b)
     Net realized gain on investments                      -              -             -       (0.19)       (7.18)       (4.82)
                                               --------------   ------------   -----------   ---------   ----------   ----------
Total Distributions                                    (0.09)         (0.13)        (0.08)      (0.27)       (7.30)       (4.96)
                                               --------------   ------------   -----------   ---------   ----------   ----------

NET ASSET VALUE, END OF PERIOD                       $  9.40        $  8.29       $  8.85     $ 10.38       $ 9.78       $ 18.93
                                               ==============   ============   ===========   =========   ==========   ==========

TOTAL RETURN                                          14.58%         (4.75%)      (14.07%)      8.97%       (9.25%)      18.10%

RATIO/SUPPLEMENTARY DATA
Net Assets at end of period (in thousands)           $44,575        $41,250       $22,963     $25,744     $ 27,615       $40,125
Ratios to Average Net Assets
    Net expenses                                       1.25% (c)      1.25%         1.25%       1.25%        1.25%        1.20%
    Gross expenses (d)                                 1.40% (c)      1.79%         1.50%       1.45%        1.28%        1.20%
    Net investment income (loss)                       2.10% (c)      1.65%         0.76%       0.56%        1.01%        0.80%
PORTFOLIO TURNOVER RATE                                  14%            61%           46%         60%          66%         110%

--------------------------------------------

(a)  Per share amount does not reflect the actual net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
     See Note 1.
(b)  Amounts round to less than $0.01 per share.
(c)  Annualized.
(d)  The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.


See Notes to Financial Statements.     7

--------------------------------------------------------------------------------
CUTLER VALUE FUND



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

     The Cutler Trust was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. On February 3, 2003, the Board approved the tax-free reorganization of the Cutler Core Fund (the "Core Fund") into the Cutler Value Fund (the "Fund") pursuant to an Agreement and Plan of Reorganization between the two funds. The reorganization of the funds was approved by shareholders of the Core Fund on April 15, 2003. On April 17, 2003 the Core Fund contributed all of its assets and liabilities to the Fund for ownership in the Fund. The Core Fund then distributed to its shareholders of record all shares of the Fund received by the Core Fund. The acquisition of net assets and unrealized gain/loss from this transaction was as follows:

       CONTRIBUTING ENTITY        DATE OF CONTRIBUTION      NET ASSETS       SHARES ISSUED      UNREALIZED LOSS
       -------------------        --------------------      ----------       -------------      ---------------
         Cutler Core Fund            April 17, 2003         $20,681,496        2,744,243          $2,508,485*

     *Included in Net Assets.

     The investment objective of the Fund is current income and long-term capital appreciation. Under its Trust Instrument, the Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. The Fund commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

     The following summarizes the significant accounting policies of the Fund:

     SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked price. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

--------------------------------------------------------------------------------
CUTLER VALUE FUND



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgment of the Fund's investment adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-ended regulated investment companies are valued at net asset value.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND REALIZED GAIN AND LOSS - Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     FEDERAL TAXES - The Fund intends to qualify each year as a registered investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
        PARTIES

     INVESTMENT ADVISER - Cutler Investment Counsel, LLC (the "Adviser") serves as the Fund's investment adviser. The Adviser manages the Fund's portfolio of assets. The Adviser receives a fee at an annual rate of 0.75% of the Fund's average daily net assets.

     ADMINISTRATION AND OTHER SERVICES - Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

     SHAREHOLDER SERVICE AGENT - The Fund pays a shareholder servicing fee at an annual rate of 0.25% of the Fund's average daily net assets. These fees are paid to various financial institutions that provide shareholder services.

--------------------------------------------------------------------------------
CUTLER VALUE FUND



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DISTRIBUTION - Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.

NOTE 4.  WAIVER OF FEES

     The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses, if total expenses exceed 1.25% of average net assets, through October 31, 2004. The Adviser contractually waived fees of $32,358 for the six months ended December 31, 2003.

NOTE 5.  SECURITIES TRANSACTIONS

     The cost of purchases and the proceeds from sales of investments securities (including maturities), other than short-term investments, were $5,729,100 and $7,447,319, respectively, for the six months ended December 31, 2003.

     The cost basis of investment securities owned as of December 31, 2003, was $39,913,202, and the net unrealized appreciation of investment securities was $4,850,862. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost was $6,431,980, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value was $1,581,118.

NOTE 6.  PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 288-5374. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

                                                                THE CUTLER TRUST
--------------------------------------------------------------------------------


TABLE OF CONTENTS
DECEMBER 31, 2003
--------------------------------------------------------------------------------




                                                PAGE
Chairman's Letter to the Shareholders.............1
Schedule of Investments...........................2
Statement of Assets and Liabilities...............4         CUTLER VALUE FUND
Statement of Operations...........................5
Statements of Changes in Net Assets...............6
Financial Highlights (Per Share Data).............7
Notes to Financial Statements.....................8




                Distributor
         Forum Fund Services, LLC

        CUTLER INVESTMENT COUNSEL, LLC
             INVESTMENT MANAGEMENT

       INVESTMENT ADVISER TO THE TRUST                     SEMI-ANNUAL REPORT
                                                           ------------------
       3555 Lear Way, Medford, OR 97504
       (800) 228-8537 o (541) 770-9000                      DECEMBER 31, 2003
             Fax: (541) 779-0006
                info@cutler.com                                (UNAUDITED)

---------------------------------------------
This  report  is  submitted for  the  general
information   of   the   shareholders  of the
Fund. It is not authorized  for  distribution
to prospective investors  in  the Fund unless
preceded  or  accompanied   by  an  effective
prospectus,   which    includes   information
regarding the Fund's objectives and policies,
risks,   management  experience,  and  other
information.
---------------------------------------------

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT        THE CUTLER TRUST

BY       /S/ STACEY E. HONG, TREASURER
         ------------------------------
         STACEY E. HONG, TREASURER

DATE     MARCH 5, 2004
         ------------------------------


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY       /S/ JOHN Y. KEFFER, PRESIDENT
         -------------------------------
         JOHN Y. KEFFER, PRESIDENT

DATE     MARCH 5, 2004
         -------------------------------

BY       /S/ STACEY E. HONG, TREASURER
         -------------------------------
         STACEY E. HONG, TREASURER

DATE     MARCH 5, 2004
         -------------------------------